SCHEDULE OF BUSINESS COMBINATION OF ASSETS AND LIABILITIES (Details) $ in Thousands	Oct. 13, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash and cash equivalents	$ 775
Restricted deposits	29
Trade receivables	10,662
Other accounts receivables	346
Property and equipment	10
Goodwill arising from the acquisition	9,581
Technology	4,640
Customer relations	1,673
Total assets	27,716
Accounts payables	8,906
Short-term loan	1,500
Accrued expenses and other current liabilities	854
Deferred taxes and taxes payable	758
Total liabilities	12,018
Non-Controlling Interests	4,709
Total acquisition cost	10,989
Consideration paid in cash	10,989
Less cash and cash equivalents and restricted deposits received from acquisition of Cortex	(804)
Total net cash paid	$ 10,185